Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2015
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents

	As of December 31,
	2015	2014
Cash denominated in U.S. dollars	$24,918	$2,897
Money market funds denominated in U.S. dollars	—	13,085
Cash in currency other than U.S. dollars	33	41
	$24,951	$16,023